Goodwill and Acquired Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013
Goodwill [Roll Forward]
Beginning Balance	$ 140,893		$ 140,429	[1]
Acquisitions	174,887
Effect of currency translation adjustments	1,407	[2]	1,143	[2]
Adjustments			(679)
Ending Balance	317,187		140,893
Vistaprint Business Unit [Member]
Goodwill [Roll Forward]
Beginning Balance	135,122		134,805	[1]
Acquisitions	0
Effect of currency translation adjustments	2,885	[2]	996	[2]
Adjustments			(679)
Ending Balance	138,007		135,122
All Other Business Units [Member]
Goodwill [Roll Forward]
Beginning Balance	5,771		5,624	[1]
Acquisitions	174,887
Effect of currency translation adjustments	(1,478)	[2]	147	[2]
Adjustments			0
Ending Balance	$ 179,180		$ 5,771

[1]	Our segment reporting has been revised as of July 1, 2014 and, as such, we have re-allocated our goodwill by segment for the historical periods presented. See Note 17 for additional details
[2]	Relates to goodwill held by subsidiaries whose functional currency is not the U.S. Dollar.